THE SHORT TERM GOVERNMENT INCOME FUND Ticker Symbol: Class A: PFSFX
SUMMARY PROSPECTUS
October 1, 2009
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/funds/formsReports.cfm#Prospectus. You can also get this information at no cost by calling 1 -800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2009, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

Class A Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $392	3 Years: $588	5 Years: $799	10 Years: $1,409
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells debt securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.95% of the average value of its portfolio.

performancefunds.com	1	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PFSFX	October 1, 2009
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with bond market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about permissible investments can be found under “Investment Policies” in the SAI.

performancefunds.com	2	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PFSFX	October 1, 2009
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2001	2.96%
Worst quarter:	Q2 2004	-0.73%
For the period January 1, 2009 through June 30, 2009, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.31%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401 (k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2008)[1]	1 Year	5 Years	10 Years

Class A Return Before Taxes (with maximum sales charge)	1.92%	2.61%	3.57%
Class A Return After Taxes on Distributions (with maximum sales charge)	0.72%	1.48%	2.16%
Class A Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	1.23%	1.55%	2.18%
Merrill Lynch 1 -3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]	6.75%	4.12%	4.79%

[1]	The Merrill Lynch 1 -3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	3	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PFSFX	October 1, 2009
INVESTMENT ADVISER
Trustmark is the Short Term Goverment Income Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1 -800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum

Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	4	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND Ticker Symbol: Institutional Class Shares: PFSIX
SUMMARY PROSPECTUS October 1, 2009
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/funds/formsReports.cfm#Prospectus. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2009, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $77	3 Years: $240	5 Years: $417	10 Years: $930
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells debt securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.

performancefunds.com	1	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND Ticker Symbol: Institutional Class Shares: PFSIX	SUMMARY PROSPECTUS October 1, 2009
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.
PRINCIPAL INVESTMENT RISKS
Investing in the Short Term Government Income Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2001	3.13%
Worst quarter:	Q2 2004	-0.67%
For the period January 1, 2009 through June 30, 2009, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.51%.

performancefunds.com	2	1-800-PERFORM

THE SHORT TERM GOVERNMENT INCOME FUND Ticker Symbol: Institutional Class Shares: PFSIX	SUMMARY PROSPECTUS October 1, 2009
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401 (k) plan or an individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2008)	1 Year	5 Years	10 Years

Institutional Shares Return Before Taxes	5.20%	3.44%	4.12%
Institutional Shares Return After Taxes on Distributions	3.90%	2.23%	2.62%
Institutional Shares Return After Taxes on Distributions and Sale of Shares	3.36%	2.22%	2.60%
Merrill Lynch 1 -3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]	6.75%	4.12%	4.79%

[1]	The Merrill Lynch 1 -3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	3	1-800-PERFORM